Loans Payable – Related Parties (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 18, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Loans Payable – Related Parties [Line Items]
Exchange for cash consideration			$ 270,000
Outstanding principal and interest								$ 270,563
Issuance of shares (in Shares)		1,666,666	8,767
Loans bear interest					5.00%
Outstanding principal balance	$ 44,111				$ 44,111
Loans payable, percentage				30.00%
Interest expense - related parties					439,326	$ 343,333
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest	1,353,639
Interest expense - related parties					$ 0	44,111	563
September 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate			5.00%
Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance						1,105,639
Loan payable term					3 years
July 2024 Loan [Member]
Loans Payable – Related Parties [Line Items]
Outstanding principal balance	213,349				$ 213,349
Repaid loan amount	1,000,000
Unpaid Interest [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest					44,111	44,111	563
Interest payable - related parties, net of current portion	$ 44,111		$ 563		$ 44,111	44,111	$ 563
Promissory Notes [Member] | Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance						$ 248,000